LOSS PER SHARE (Details Textual) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Options and Warrants Outstanding	$ 63,588,581	$ 63,583,227	$ 84,320,276	$ 47,795,702